Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Series Fund
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
First Trust AQA Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the First Trust AQA® Equity Fund (the "Fund") is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust Advisors L.P. mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 14 of this prospectus, "Investment in Fund Shares" on page 16 of this prospectus and "Purchase and Redemption of Fund Shares" on page 23 of the Fund's statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust Advisors L.P. mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (excluding 12b-1 distribution and services fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) remain at current levels until February 28, 2019 and then will not exceed 1.70% from March 1, 2019 until February 28, 2028. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities (specifically, common stocks) of U.S. companies. The Advisor typically selects common stocks for investment by the Fund using information produced by a proprietary quantitative methodology developed by the Fund's sub-advisor called the Automated Quantitative Analysis ("AQA®") program. In general, the stocks chosen for investment by the Fund are those considered by AQA® to be the most undervalued at the time the portfolio was selected based on a set of pre-determined proprietary screens and evaluations.

The AQA® program provides a framework for making fact-based investment choices from relevant, publicly available information in an effort to capitalize on discrepancies between value and price. The AQA® program calculates value using publicly available financial information from the most recent 32 quarters for every company in the AQA® universe, which starts with every company included in the S&P 500, S&P MidCap 400 or S&P SmallCap 600 indices, but excludes the securities of banks and insurance companies. Companies are further screened for trading volume and to exclude companies with a market capitalization of less than $100 million or a share price of less than five dollars, as well as to manage diversification limits under the Investment Company Act of 1940 Act (the "1940 Act"). The AQA® program calculates the value of individual companies and compares those measures of value with the current stock prices. The discrepancy between the calculated value and the current stock price determines the relative under or over valuation of each stock, and then stocks are ranked according to this discrepancy.

The analysis of the AQA® program attempts to duplicate the recognition of value by the market. Within AQA®, it takes approximately three years for a security in the program's top ten to be moved by the market from undervalued to fair value. The goal of AQA® is to accelerate the process of value recognition. The value recognition process is a series of measurements of historical balance sheet and income statement items and their trends, as well as ratios comprised of two or more of these items and their trends over time. Each company is, in this way, measured internally back eight years on a quarterly basis, and in turn is measured against each of the companies in the AQA® universe. Each of these measurements is weighted based on its correlation to price movements over time to arrive at a value recognition process which parallels that existing historically in the stock market. However, the process of value recognition in the market currently takes place over an approximately 30-month period. The AQA® program reproduces this recognition process in approximately 60 seconds.

The AQA® tool does not provide a forward view of balance sheet and income statement performance. It focuses on a company's past financial performance; only publicly filed financial information, outstanding shares and dividend information are used in the calculation of value. The AQA® program does not incorporate other information regarding the companies, including historical stock prices, company products, material news events affecting the company, industry or markets in general, or other material information that may be released subsequent to the most recent publicly-filed financial statements.

The Fund's portfolio will be adjusted on a weekly basis to reflect the updated recommendations of the AQA® program. The portfolio managers may, in their discretion, exclude from the Fund's holdings or cause the Fund to sell securities recommended by the AQA® program, but will not cause the Fund to purchase securities not recommended by the AQA® program. In general, the portfolio managers will cause the Fund to purchase the stock of a company the first time it enters the AQA® program's top ten. The portfolio managers will cause the Fund to sell a company's stock if (1) the stock is considered overvalued by the AQA® program and has been held for at least a year and a day and (2) the stock has been held by the Fund for a period of time equal to the average holding period for the AQA® universe over the trailing ten years (which currently is 30 months) or (3) the stock's issuer has been acquired by another company.

As of April 30, 2018, the Fund had significant investments in consumer discretionary, industrials and information technology companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS AND PRODUCER DURABLES COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those that are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INVESTMENT STRATEGY RISK. In selecting securities for the Fund's portfolio, the Fund's portfolio managers employ a quantitative strategy that utilizes screens in an attempt to identify undervalued securities. There is no guarantee that this strategy will be successful in identifying such securities or that the intrinsic value of such securities will ever be recognized by the market. Companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Additionally, the screens utilized by the strategy may limit the number of investment opportunities available to the Fund and could cause the Fund to invest a relatively high percentage of its assets in a limited number of issuers. Such screens may cause the Fund to underperform funds with broader investable universes, or the market as a whole, and could make the Fund more susceptible to a single adverse economic or regulatory occurrence than other more diversified funds.

LIQUIDITY RISK. The Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MODEL RISK. The Fund relies heavily on a proprietary quantitative model that uses information and data supplied by third parties. When the model and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the calendar year returns of the Fund's Class A shares of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's Class A shares' average annual total returns compare to those of two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Imposition of the Fund's sales load is not reflected in the bar chart below. If the sales load was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the calendar year returns of the Fund's Class A shares of the Fund based on net asset value as well as the average annual Fund and Index returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Bar Chart [Heading]	rr_BarChartHeading	First Trust AQA® Equity Fund—Class A Shares Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's calendar year-to-date total return based on net asset value for the period 12/31/17 to 3/31/18 was -1.46%.

During the periods shown in the chart above:

Best Quarter		Worst Quarter
10.19%	December 31, 2016	-1.39%	June 30, 2016

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
First Trust AQA Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 704
3 Years	rr_ExpenseExampleYear03	1,097
5 Years	rr_ExpenseExampleYear05	1,514
10 Years	rr_ExpenseExampleYear10	2,673
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,097
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,514
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,673
2016	rr_AnnualReturn2016	18.60%
2017	rr_AnnualReturn2017	26.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.39%)
First Trust AQA Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	$ 338
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,399
10 Years	rr_ExpenseExampleYear10	3,006
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	805
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,399
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,006
First Trust AQA Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.87%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	890
10 Years	rr_ExpenseExampleYear10	1,979
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	890
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,979
First Trust AQA Equity Fund | before tax | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.25%
Since Inception	rr_AverageAnnualReturnSinceInception	16.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015
First Trust AQA Equity Fund | before tax | C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.25%
Since Inception	rr_AverageAnnualReturnSinceInception	18.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015
First Trust AQA Equity Fund | before tax | I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.52%
Since Inception	rr_AverageAnnualReturnSinceInception	19.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015
First Trust AQA Equity Fund | After tax on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.41%
Since Inception	rr_AverageAnnualReturnSinceInception	15.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015
First Trust AQA Equity Fund | After tax on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	12.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015
First Trust AQA Equity Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015	[3]
First Trust AQA Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.64%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 10, 2015	[3]

[1]	For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a contingent deferred sales charge of 1% may be imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	The Fund's investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2019 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) will not exceed 1.70% from March 1, 2019 through February 28, 2028. Fees waived or expenses borne by the Fund's investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund.
[3]	Since Inception Index returns are based on inception date of the Fund.